Finance Expense - Summary of Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense	$ (1.0)	$ (4.1)
Interest income	14.8	12.6
Lease liability interest (i)	(2.3)	(1.4)
Accretion on reclamation provision	(9.6)	(8.9)
Deferred payment accretion (Note 7)	2.2	0.0
Other (i)	0.0	(2.0)
Finance expense	(6.4)	3.8
Interest costs incurred	18.4	9.5
Mineral Property, Plant and Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Lease liability interest (i)	0.0	(1.4)
Finance expense	$ 24.9	$ 11.3